DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 3) (Non-designated derivative instruments, USD $)				1 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 Foreign currency options	Dec. 31, 2010 Buy-out put option	Dec. 31, 2010 Buy-out put option Comstar-UTS D
Non-designated derivative instruments
Amount acquirable through derivative instruments		$ 330,000,000
Statutory limit for price of shares sold back to entity (as a percent)				10.00%
Maximum period to file buyout demand by shareholders (in days)				45
Period within which buy-out of shares should be carried out after the expiry of the period set for the buyout demand (in days)				30
Derivative instruments, fair value of liabilities	$ 14,248,000		$ 11,600,000